Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,578,316.37	43,498	60.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.17440%	December 15, 2021
Class A-2 Notes	$486,270,000.00	0.25%	September 15, 2023
Class A-3 Notes	$423,780,000.00	0.41%	July 15, 2025
Class A-4 Notes	$134,990,000.00	0.51%	August 15, 2026
Class B Notes	$39,470,000.00	0.79%	August 15, 2026
Class C Notes	$26,320,000.00	1.04%	May 15, 2028

Total	$1,315,800,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,671,715.88

Principal:
Principal Collections	$28,075,396.85
Prepayments in Full	$13,895,066.81
Liquidation Proceeds	$1,220.61
Recoveries	$0.00
Sub Total	$41,971,684.27
Collections	$44,643,400.15

Purchase Amounts:
Purchase Amounts Related to Principal	$255,754.55
Purchase Amounts Related to Interest	$636.74
Sub Total	$256,391.29

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$44,899,791.44

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	2
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$44,899,791.44
Servicing Fee	$1,155,604.52	$1,155,604.52	$0.00	$0.00	$43,744,186.92
Interest - Class A-1 Notes	$24,158.50	$24,158.50	$0.00	$0.00	$43,720,028.42
Interest - Class A-2 Notes	$101,306.25	$101,306.25	$0.00	$0.00	$43,618,722.17
Interest - Class A-3 Notes	$144,791.50	$144,791.50	$0.00	$0.00	$43,473,930.67
Interest - Class A-4 Notes	$57,370.75	$57,370.75	$0.00	$0.00	$43,416,559.92
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,416,559.92
Interest - Class B Notes	$25,984.42	$25,984.42	$0.00	$0.00	$43,390,575.50
Second Priority Principal Payment	$7,722,081.81	$7,722,081.81	$0.00	$0.00	$35,668,493.69
Interest - Class C Notes	$22,810.67	$22,810.67	$0.00	$0.00	$35,645,683.02
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,645,683.02
Regular Principal Payment	$153,143,959.66	$35,645,683.02	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$44,899,791.44

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$7,722,081.81
Regular Principal Payment					$35,645,683.02
Total					$43,367,764.83
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$43,367,764.83	$211.58	$24,158.50	$0.12	$43,391,923.33	$211.70
Class A-2 Notes	$0.00	$0.00	$101,306.25	$0.21	$101,306.25	$0.21
Class A-3 Notes	$0.00	$0.00	$144,791.50	$0.34	$144,791.50	$0.34
Class A-4 Notes	$0.00	$0.00	$57,370.75	$0.43	$57,370.75	$0.43
Class B Notes	$0.00	$0.00	$25,984.42	$0.66	$25,984.42	$0.66
Class C Notes	$0.00	$0.00	$22,810.67	$0.87	$22,810.67	$0.87
Total	$43,367,764.83	$32.96	$376,422.09	$0.29	$43,744,186.92	$33.25

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$160,866,041.47	0.7848273	$117,498,276.64	0.5732462
Class A-2 Notes	$486,270,000.00	1.0000000	$486,270,000.00	1.0000000
Class A-3 Notes	$423,780,000.00	1.0000000	$423,780,000.00	1.0000000
Class A-4 Notes	$134,990,000.00	1.0000000	$134,990,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$1,271,696,041.47	0.9664813	$1,228,328,276.64	0.9335220

Pool Information
Weighted Average APR	2.284%	2.259%
Weighted Average Remaining Term	59.84	59.04
Number of Receivables Outstanding	42,781	41,958
Pool Balance	$1,386,725,421.74	$1,344,484,218.89
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,276,453,003.47	$1,237,653,959.66
Pool Factor	0.9700241	0.9404761

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,868,548.85
Yield Supplement Overcollateralization Amount	$106,830,259.23
Targeted Overcollateralization Amount	$143,445,103.92
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$116,155,942.25

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,868,548.85
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,868,548.85
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,868,548.85

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	2
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		53	$13,764.03
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$13,764.03
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0119%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			0.0001%
Current Collection Period			0.0121%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		86	$13,878.93
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$13,878.93
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0010%

Average Realized Loss for Receivables that have experienced a Realized Loss			$161.38
Average Net Loss for Receivables that have experienced a Realized Loss			$161.38

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.42%	166	$5,703,803.39
61-90 Days Delinquent	0.05%	15	$656,932.64
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.47%	181	$6,360,736.03

Repossession Inventory:
Repossessed in the Current Collection Period		3	$90,837.52
Total Repossessed Inventory		5	$152,773.97

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			0.0023%
Current Collection Period			0.0358%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0489%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	2

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer